Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Carry forward losses	₨ 1,637		₨ 2,044
Trade payables, accrued expenses and other liabilities	5,115		4,994
Allowances for lifetime expected credit loss	3,208		3,921
Minimum alternate tax	0		3,425
Cash flow hedges			561
Contract asset	91
Others	90
Deferred tax assets, Gross1, Total	10,141		14,945
Property, plant and equipment	(1,268)		(686)
Amortizable goodwill	(2,065)		(2,166)
Intangible assets	(1,249)		(1,541)
Interest income and fair value movement of investments	(1,582)		(626)
Cash flow hedges	(452)
Contract liabilities			(11)
SEZ Re-investment Reserve	(6,494)		(6,614)
Others			(121)
Deferred tax liability, Gross	(13,110)		(11,765)
Net deferred tax assets	(2,969)		3,180
Deferred tax assets	1,664	$ 23	6,005
Deferred tax liabilities	₨ (4,633)	$ (63)	₨ (2,825)